SCHEDULE OF RIGHT OF USE ASSET (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Aug. 01, 2022	Jun. 07, 2022
Property, Plant and Equipment [Line Items]
Less: accumulated amortization	$ (214,346)	$ (195,476)		$ (93,370)
Balance of ROU assets	$ 82,751	$ 101,621	$ 19,583	$ 153,404	$ 92,509	$ 154,265
Weighted average remaining lease term - operating leases	1 year 3 months 25 days	1 year 6 months 25 days		2 years 4 months 13 days
Weighted average discount rate operating leases	4.60%	4.60%	7.50%	4.50%	3.75%	6.00%
Office [Member]
Property, Plant and Equipment [Line Items]
Auto lease right of use asset	$ 277,514	$ 277,514		$ 246,774
Auto [Member]
Property, Plant and Equipment [Line Items]
Auto lease right of use asset	$ 19,583	$ 19,583